Share-based compensation - Schedule of employee stock purchase plan cost calculation parameters (Parenthetical) (Detail) - NOK (kr)	Sep. 01, 2022	Mar. 01, 2022	Sep. 01, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected contribution amount	kr 1,000	kr 1,000	kr 1,000